Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Schedule of Intangible Assets

Intangible assets consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016
Land use rights, at cost	532,706	520,412

Less: Accumulated amortization	26,635	20,816
	$506,071	$499,596

Intangible assets consisted of the following as of December 31, 2016 and 2015:
	2016	2015
Land use rights, at cost	520,412	555,861

Less: Accumulated amortization	20,816	11,117
	$499,596	$544,744